United States
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OF QUARTER ENDED: 12-31-99

Check here if Amendment [ ];        Amendment Number: ___
This Amendment (Check only one.):        [   ] is a restatement.
                                         [   ] adds new holdings entries.


INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

NAME:                          Capital Technology, Inc.
ADDRESS:                       P.O. Box 472428
                               Charlotte, NC 28247-2428

13F FILE NUMBER: 28-2422
                 -------

I REPRESENT THAT I AM AUTHORIZED TO SUBMIT THIS FORM AND THAT ALL INFORMATION IN THIS FORM AND THE ATTACHMENTS TO IT IS TRUE, CORRECT AND COMPLETE AND I UNDERSTAND THAT ALL REQUIRED ITEMS, STATEMENTS AND SCHEDULES ARE INTEGRAL PARTS OF THIS FORM AND THAT THE SUBMISSION OF ANY AMENDMENT REPRESENTS THAT ALL UNAMENDED ITEMS, STATEMENTS AND SCHEDULES REMAIN TRUE, CORRECT AND COMPLETE AS PREVIOUSLY SUBMITTED.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


Person Signing this Report on Behalf of Reporting Manager:

Name:          Katy Y. Whitt
Title:         Vice President
Phone:         704-541-1437



Signature, Place, and Date of Signing:

    /s/ Katy Y. Whitt                   Charlotte, NC              1/17/00
    ----------------------------    ----------------------------   -----------
    [Signature]                     [City, State]                  [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                          -0-
                                                  -------------------------

                                                            73
Form 13F Information Table Entry Total:           -------------------------

Form 13F Information Table Value Total:          $        235,654
                                                  -------------------------
                                                          (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


NONE








                                                                  FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3DO Company                    COM              88553w105     2416   265700 SH       Sole                    89400            176300
Adaptive Broadband Corp.       COM              00650m104     8542   115725 SH       Sole                    43025             72700
American Software Inc.         COM              029683109     6793   662750 SH       Sole                   232250            430500
Applied Signal Technology Inc. COM              038237103     4326   307600 SH       Sole                    65200            242400
Aura Systems Inc.              COM              051526101     1546  4416300 SH       Sole                  1612200           2804100
Avid Technology Inc.           COM              05367p100     3263   249800 SH       Sole                    84400            165400
Barr Laboratories, Inc.        COM              068306109     4725   150600 SH       Sole                    58300             92300
Billing Concepts Corp.         COM              090063108     6557  1008800 SH       Sole                   341000            667800
CBRL Group, Inc.               COM              12489v106     4558   469700 SH       Sole                   185900            283800
CMI Corp                       COM              125761304     4413   624900 SH       Sole                   215200            409700
Caere Corp.                    COM              127646107     2967   405700 SH       Sole                   138100            267600
Cellstar Corp.                 COM              150925105      151    15300 SH       Sole                    15300
Centigram Communications Corp. COM              152317103     1424    85000 SH       Sole                    85000
Chattem Inc.                   COM              162456107     3722   195900 SH       Sole                   107900             88000
Checkpoint Systems Inc.        COM              162825103     3310   324900 SH       Sole                   108600            216300
Cooper Companies Inc.          COM              216648402     5302   176000 SH       Sole                    58400            117600
Cullen/Frost Bankers, Inc.     COM              229899109     4238   164600 SH       Sole                    63800            100800
DAW Technologies Inc           COM              239220106      290   463300 SH       Sole                   219700            243600
Dayton Superior Corp.          COM              240028100      778    47900 SH       Sole                    47900
Del Global Technologies Corp.  COM              245073101     2967   382800 SH       Sole                   130300            252500
Detroit Diesel                 COM              250837101      858    44700 SH       Sole                                      44700
Dura Pharmaceuticals Inc       COM              26632s109     2931   210300 SH       Sole                    75700            134600
First Washington Bancorp Inc.  COM              33748t104     3278   222230 SH       Sole                    81940            140290
Fleetwood Enterprises          COM              339099103     3766   182600 SH       Sole                    51300            131300
Franklin Covey Co.             COM              353469109     4779   659200 SH       Sole                   220300            438900
GT Interactive Software Corp.  COM              36236e109     3114  1880200 SH       Sole                   647900           1232300
GameTech International Inc.    COM              36466d102     1508   301500 SH       Sole                   100600            200900
Gartner Group Inc.             COM              366651107     2454   160900 SH       Sole                    54200            106700
Giga-Tronics Inc.              COM              375175106      360    50500 SH       Sole                    18100             32400
Government Technology Services COM              383750106      736   267500 SH       Sole                                     267500
Granite Construction Inc.      COM              387328107     4632   251200 SH       Sole                    91200            160000
Humana Inc.                    COM              444859102     3006   367200 SH       Sole                   123900            243300
IEC Electronics Corp           COM              44949L105      683   287400 SH       Sole                    99500            187900
INSpire Insurance Solutions In COM              457732105     1438   313000 SH       Sole                   106100            206900
Inprise Corp.                  COM              45766c102     2113   191000 SH       Sole                    64200            126800
J. Jill Group Inc.             COM              466189107      781   189425 SH       Sole                    19425            170000
Javelin Systems Inc.           COM              471896100     3663   398700 SH       Sole                   153200            245500
Laboratory Corp. of America Ho COM              50540r102     5121  1388850 SH       Sole                   583050            805800
Logility, Inc.                 COM              54140y103     4115   211000 SH       Sole                    31800            179200
Meadow Valley Corp.            COM              583185103      522   144000 SH       Sole                    82500             61500
Mentor Graphics Corp.          COM              587200106     3540   268400 SH       Sole                    91800            176600
Merix Corp.                    COM              590049102     1966   178700 SH       Sole                    60200            118500
Midway Games                   COM              598148104     9082   379400 SH       Sole                   128200            251200
Minerals Technologies Inc.     COM              603158106     4932   123100 SH       Sole                    47000             76100
NBTY Inc.                      COM              628782104     6778   586200 SH       Sole                   211400            374800
Navigant Consulting Inc.       COM              63935n107     2618   240700 SH       Sole                    81300            159400
NetManage Inc.                 COM              641144100     5720  1158400 SH       Sole                   164400            994000
Network Computing Devices, Inc COM              64120n100     2137   271400 SH       Sole                    95300            176100
Ontrack Data International Inc COM              683372106      217    18000 SH       Sole                     7800             10200
PSS World Medical Inc.         COM              69366a100     3250   344400 SH       Sole                   115100            229300
Parexel International          COM              699462107     5381   455500 SH       Sole                   153000            302500
Patina Oil & Gas Corp.         COM              703224105     4544   526800 SH       Sole                   178100            348700
Pillowtex Corp.                COM              721501104     5475   884800 SH       Sole                   368700            516100
Printrak International Inc.    COM              742574106     4774   489600 SH       Sole                   262300            227300
RF Monolithics Inc.            COM              74955f106      523    87100 SH       Sole                    28900             58200
Raymond James Financial, Inc.  COM              754730109     3781   203000 SH       Sole                    74600            128400
Republic Services, Inc.        COM              760759100     1405    98600 SH       Sole                    33100             65500
Rexall Sundown Inc.            COM              761648104     1969   190900 SH       Sole                    24500            166400
Scios Inc.                     COM              808905103     5007  1195800 SH       Sole                   396100            799700
Sovereign Bancorp              COM              845905108     2685   360300 SH       Sole                   132400            227900
Stein Mart Inc                 COM              858375108     2967   521700 SH       Sole                   176400            345300
Swift Energy Co.               COM              870738101     4269   371200 SH       Sole                   121100            250100
Sybase Inc.                    COM              871130100     5296   311500 SH       Sole                   102500            209000
Transportation Technologies In COM              89388t101     2083   115300 SH       Sole                                     115300
Trinity Industries, Inc.       COM              896522109     1311    46100 SH       Sole                    35400             10700
Uno Restaurant Corp.           COM              914900105     4430   398200 SH       Sole                    89430            308770
Urologix, Inc.                 COM              917273104     1111   277800 SH       Sole                    94300            183500
VTEL Corp.                     COM              918333105     2090   637100 SH       Sole                   215100            422000
Veritas DGC, Inc.              COM              92343p107     4099   292800 SH       Sole                   112400            180400
Viasoft Inc.                   COM              92552u102     1732   304600 SH       Sole                    97400            207200
Winnebago Industries Inc.      COM              974637100     3742   186500 SH       Sole                   102800             83700
Xionics Document Technologies, COM              98412x103     4273   409400 SH       Sole                   137900            271500
Laboratory Corp of Am.Pfd Seri PFD CV           50540R201      326     4722 SH       Sole                     4222               500
REPORT SUMMARY                 73 DATA RECORDS              235654            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

